Leases - Operating Lease Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 1,249
2025	1,051
2026	877
2027	645
2028	352
thereafter	0
Total remaining lease payments	4,174
Less imputed interest	(242)
Present value of lease liability	3,932
Total current	2,143	$ 2,176
Total non-current	$ 1,789	$ 6,063